FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial expenses:
Bank charges and other	$ 495	$ 443	$ 730
Interest on credit facility and amortization of debt issuance fees	0	0	62
Exchange rate expense, net	4,796	0	0
Total financial expenses	5,291	443	792
Financial income:
Exchange rate income, net	0	361	4,687
Interest income on deposits, money market funds and marketable securities	60,659	41,993	18,659
Accretion of discount on marketable securities	132	0	0
Total financial income	60,791	42,354	23,346
Financial income, net	$ 55,500	$ 41,911	$ 22,554